Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	9.67%
Annual Return 2021	3.94%
Annual Return 2022	(12.31%)
Annual Return 2023	8.62%